Shareholders' Deficit - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Sep. 07, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0	0
Preferred stock shares outstanding		0	0	0
Common Stock [Member]
Class of Stock [Line Items]
Percentage of sum of ordinary shares issued and outstanding		20.00%	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized		500,000,000	500,000,000	500,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		one	one
Common stock shares issued		0	0	0
Common stock shares outstanding		0	0	0
Temporary equity shares outstanding		4,646,574	30,945,072	30,945,072
Common stock, conversion basis	one (1) share of common stock
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized		50,000,000	50,000,000	50,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		one	one
Common stock shares issued		7,736,268	7,736,268	7,736,268
Common stock shares outstanding		7,736,268	7,736,268	7,736,268	8,625,000
Common stock, conversion basis		one-for-one basis	one-for-one basis